Columbia Dividend Income Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Dividend Income Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 6.6%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	27,904,110	781,594,121
Comcast Corp., Class A	22,103,363	684,320,119
Total		1,465,914,240
Entertainment 1.5%
Walt Disney Co. (The)	6,720,036	712,592,617
Interactive Media & Services 2.0%
Alphabet, Inc., Class A	3,108,276	969,036,126
Total Communication Services		3,147,542,983
Consumer Discretionary 5.1%
Broadline Retail 0.7%
eBay, Inc.	3,570,101	324,379,377
Hotels, Restaurants & Leisure 1.6%
McDonald’s Corp.	2,296,220	783,148,793
Specialty Retail 2.8%
Home Depot, Inc. (The)	1,978,020	753,071,774
TJX Companies, Inc. (The)	3,565,784	576,444,642
Total		1,329,516,416
Total Consumer Discretionary		2,437,044,586
Consumer Staples 9.7%
Beverages 2.2%
Coca-Cola Co. (The)	7,704,739	628,398,513
PepsiCo, Inc.	2,557,352	434,084,928
Total		1,062,483,441
Consumer Staples Distribution & Retail 2.5%
Walmart, Inc.	9,194,907	1,176,488,351
Food Products 0.6%
Mondelez International, Inc., Class A	4,842,129	298,178,304
Household Products 2.2%
Procter & Gamble Co. (The)	6,335,642	1,059,319,342
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.2%
Altria Group, Inc.	8,713,260	601,563,471
Philip Morris International, Inc.	2,214,293	413,696,361
Total		1,015,259,832
Total Consumer Staples		4,611,729,270
Energy 6.8%
Oil, Gas & Consumable Fuels 6.8%
Chevron Corp.	4,973,221	928,798,754
ConocoPhillips Co.	4,868,391	552,367,643
EOG Resources, Inc.	2,068,893	256,708,243
Exxon Mobil Corp.	7,052,405	1,075,491,763
Valero Energy Corp.	2,190,833	448,332,065
Total		3,261,698,468
Total Energy		3,261,698,468
Financials 19.0%
Banks 8.4%
Bank of America Corp.	18,547,950	924,244,348
JPMorgan Chase & Co.	6,005,250	1,803,376,575
PNC Financial Services Group, Inc. (The)	2,734,810	580,736,904
Wells Fargo & Co.	8,786,090	715,627,030
Total		4,023,984,857
Capital Markets 6.1%
Bank of New York Mellon Corp. (The)	7,297,365	869,116,171
Blackrock, Inc.	522,872	555,933,197
CME Group, Inc.	2,249,725	718,787,138
Morgan Stanley	4,685,498	780,182,272
Total		2,924,018,778
Consumer Finance 0.6%
American Express Co.	962,985	297,466,067
Financial Services 0.9%
Visa, Inc., Class A	1,251,645	400,701,630
Insurance 3.0%
Chubb Ltd.	3,019,910	1,029,366,522
Marsh & McLennan Companies, Inc.	2,147,074	400,944,599
Total		1,430,311,121
Total Financials		9,076,482,453

Columbia Dividend Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Dividend Income Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.5%
Biotechnology 2.8%
AbbVie, Inc.	3,318,518	770,161,657
Gilead Sciences, Inc.	3,695,871	550,499,986
Total		1,320,661,643
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	4,407,481	512,810,414
Medtronic PLC	4,993,559	487,670,972
Total		1,000,481,386
Health Care Providers & Services 1.0%
UnitedHealth Group, Inc.	1,615,307	473,721,084
Life Sciences Tools & Services 0.6%
Danaher Corp.	1,433,949	302,047,018
Pharmaceuticals 7.0%
AstraZeneca PLC	2,347,970	489,434,346
Bristol-Myers Squibb Co.	5,708,956	356,067,586
Johnson & Johnson	7,645,924	1,899,476,899
Merck & Co., Inc.	4,940,829	611,773,447
Total		3,356,752,278
Total Health Care		6,453,663,409
Industrials 12.6%
Aerospace & Defense 2.7%
General Dynamics Corp.	1,697,055	605,933,488
L3Harris Technologies, Inc.	750,069	273,430,153
Northrop Grumman Corp.	543,835	393,943,197
Total		1,273,306,838
Building Products 1.0%
Trane Technologies PLC	1,078,049	498,403,614
Commercial Services & Supplies 1.1%
Waste Management, Inc.	2,189,963	527,430,689
Electrical Equipment 1.0%
Emerson Electric Co.	3,038,872	458,109,954
Ground Transportation 2.0%
CSX Corp.	8,904,567	380,135,965
Union Pacific Corp.	2,192,617	580,999,653
Total		961,135,618
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.0%
Honeywell International, Inc.	2,069,089	504,009,389
Machinery 3.3%
Illinois Tool Works, Inc.	1,567,388	455,529,975
Parker-Hannifin Corp.	1,108,424	1,118,599,332
Total		1,574,129,307
Professional Services 0.5%
Automatic Data Processing, Inc.	1,123,848	240,908,057
Total Industrials		6,037,433,466
Information Technology 15.4%
Communications Equipment 2.9%
Cisco Systems, Inc.	11,814,287	938,763,245
Motorola Solutions, Inc.	873,701	421,351,044
Total		1,360,114,289
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity PLC	2,153,698	495,673,595
IT Services 1.7%
Accenture PLC, Class A	1,166,015	243,370,651
International Business Machines Corp.	2,435,980	585,146,755
Total		828,517,406
Semiconductors & Semiconductor Equipment 7.9%
Analog Devices, Inc.	3,450,737	1,227,737,717
Broadcom, Inc.	2,635,199	842,077,841
KLA Corp.	476,503	726,452,649
Lam Research Corp.	3,067,910	717,553,470
Texas Instruments, Inc.	1,200,440	254,625,328
Total		3,768,447,005
Software 1.9%
Microsoft Corp.	2,341,112	919,448,327
Total Information Technology		7,372,200,622
Materials 2.5%
Chemicals 1.4%
Linde PLC	1,321,782	671,570,999
Columbia Dividend Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Dividend Income Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.1%
Avery Dennison Corp.	1,246,829	244,814,874
Packaging Corp. of America	1,106,016	256,750,554
Total		501,565,428
Total Materials		1,173,136,427
Real Estate 1.6%
Health Care REITs 0.3%
Welltower, Inc.	812,514	168,287,900
Industrial REITs 0.5%
Prologis, Inc.	1,676,214	238,977,830
Residential REITs 0.4%
AvalonBay Communities, Inc.	954,584	169,180,922
Specialized REITs 0.4%
Public Storage	589,925	181,142,370
Total Real Estate		757,589,022
Utilities 5.6%
Electric Utilities 3.7%
American Electric Power Co., Inc.	2,867,190	383,687,366
Entergy Corp.	5,496,469	588,726,795
NextEra Energy, Inc.	2,826,569	265,047,375
Southern Co. (The)	5,439,666	529,714,675
Total		1,767,176,211
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.9%
Ameren Corp.	2,290,877	259,510,547
CMS Energy Corp.	2,517,212	196,518,741
DTE Energy Co.	1,111,385	164,751,712
WEC Energy Group, Inc.	2,350,595	274,925,591
Total		895,706,591
Total Utilities		2,662,882,802
Total Common Stocks (Cost $24,448,123,618)		46,991,403,508

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(a),(b)	695,945,642	695,806,453
Total Money Market Funds (Cost $695,685,554)		695,806,453
Total Investments in Securities (Cost: $25,143,809,172)		47,687,209,961
Other Assets & Liabilities, Net		69,113,890
Net Assets		47,756,323,851
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	727,069,445	3,144,824,360	(3,176,143,102)	55,750	695,806,453	76,004	22,390,353	695,945,642
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Dividend Income Fund  | 2026

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3QT139_05_T01_(04/26)